Condensed Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013		$ 454	$ 119,256	$ (124,623)	$ (4,913)
Balance, shares at Dec. 31, 2013	600,000	45,425,000
Stock based compensation		$ 93	844		937
Stock based compensation, shares		9,330,000
Issuance of Series F Preferred shares, net of costs			350		350
Issuance of Series F Preferred shares, net of costs, shares	450,000
Conversion of Series F Preferred shares and accrued dividends payable		$ 441	(396)		45
Conversion of Series F Preferred shares and accrued dividends payable, shares	(1,050,000)	44,084,000
Beneficial conversion dividends for Series F Preferred conversion			943	$ (943)
Common Stock issued pursuant to convertible note conversions		$ 622	772		1,394
Common Stock issued pursuant to convertible note conversions, shares		62,161,000
Relative fair-value of warrant issued with debt			70		70
Reclassification of premium upon debt conversion and redemption			722		722
Reclassification of derivative liability upon debt conversion			207		207
Cashless exercise of warrants issued related to financing agreements		$ 85	(85)
Cashless exercise of warrants issued related to financing agreements, shares		8,531,000
Reclassification of warrant liability upon conversion of warrants			22		22
Preferred stock dividends			(89)		(89)
Net loss					$ (7,191)
Vested shares returned, shares				(7,191)	(7,191)
Balance at Dec. 31, 2014		$ 1,695	122,616	$ (132,757)	$ (8,446)
Balance, shares at Dec. 31, 2014		169,532,000
Stock based compensation		$ 123	901		1,024
Stock based compensation, shares		12,300,000
Common Stock issued pursuant to convertible note conversions		$ 2,590	831		3,421
Common Stock issued pursuant to convertible note conversions, shares		258,958,000
Reclassification of premium upon debt conversion and redemption			421		421
Reclassification of derivative liability upon debt conversion			3,123		3,123
Preferred stock dividends			(106)		(106)
Issuance of Series J Preferred shares	$ 1		124		125
Issuance of Series J Preferred shares, shares	125,000
Net loss					(11,404)
Balance at Dec. 31, 2015		$ 88	132,231	(144,161)	(11,842)
Balance, shares at Dec. 31, 2015	125,000	8,815,825
Common Stock issued pursuant to convertible note conversions		$ 79	1,835		1,914
Common Stock issued pursuant to convertible note conversions, shares		7,901,665
Reclassification of derivative liability upon debt conversion			1,876		1,876
Preferred stock dividends			(66)		(66)
Common stock issued for services		$ 2	112		114
Common stock issued for services, shares		228,700
Net loss				(5,835)	(5,835)
Vested shares returned
Vested shares returned, shares		(1,316)
Balance at Jun. 30, 2016			$ 136,477	$ (149,996)	$ (13,350)
Balance, shares at Jun. 30, 2016	125,000	16,944,874